Financial assets and liabilities, Categories of financial assets and liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets [Abstract]
Cash and cash equivalents	$ 94,733	$ 39,567	$ 105,310	$ 476,714
Restricted cash	2,059	48,203
Trade receivables	471,514	401,087
Other accounts receivable	337,095	272,021
Related parties	39,468	65,057
Financial liabilities [Abstract]
Short-term portion of the financial debt	35,030	57,106
Trade payables	437,382	437,005
Accounts payable and accrued expenses	503,874	470,068
Related parties	165,280	144,966
Long-term financial debt	32,475	65,601
Financial Liabilities Valued at Amortized Cost [Member]
Financial liabilities [Abstract]
Short-term portion of the financial debt	35,030	57,106
Trade payables	437,382	437,005
Accounts payable and accrued expenses	466,077	438,712
Related parties	165,280	144,966
Total short-term portion of the financial debt	1,103,769	1,077,789
Long-term financial debt	32,475	65,601
Total financial liabilities	1,136,244	1,143,390
Financial Assets Valued at Amortized Cost [Member]
Financial assets [Abstract]
Cash and cash equivalents	94,733	39,567
Restricted cash	2,059	48,203
Trade receivables	334,886	305,064
Other accounts receivable	143,587	69,118
Related parties	39,468	65,057
Total current financial assets	$ 614,733	$ 527,009